Eaton Vance
Floating-Rate Advantage Fund
July 31, 2026 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2026, the value of the Fund’s investment in the Portfolio was $3,804,597,572 and the Fund owned 85.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.4%

Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.303%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,052,808
ARES XXXIX CLO Ltd., Series 2016-39A, Class ER4, 10.053%, (3 mo. SOFR + 6.30%), 7/15/39(1)(2)	3,000	3,012,840
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	3,007,530
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.96%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	3,876,036
Barings CLO Ltd., Series 2015-1A, Class DR, 6.591%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	1,372	1,374,113
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.941%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,176,164
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.053%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,517,213
Series 2025-29A, Class E, 10.103%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,045,796
Battalion CLO XXXII Ltd., Series 2026-32A, Class D1, 6.725%, (3 mo. SOFR + 2.95%), 7/20/39(1)(2)	2,500	2,503,010
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.56%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,006,026
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	3,000	3,008,802
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.65%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,914,347
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.629%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	990,102
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.591%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,999,635
Series 2015-3A, Class DR, 9.391%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	1,949,370
Series 2016-3A, Class DR, 7.013%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,505,965
Series 2016-3A, Class ER, 9.863%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,164,724
Series 2018-1A, Class D, 7.155%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,498,262
Series 2018-1A, Class E, 10.055%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,065,050
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.831%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,138,464
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.121%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	$3,000	$ 2,911,809
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.453%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,884,962
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.553%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	973,417
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.715%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,839,344
Series 2016-1A, Class ER, 9.85%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,569,288
Series 2016-2A, Class ER, 9.60%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,225,582
Series 2019-1A, Class ERR, 11.253%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	4,858,572
Carlyle U.S. CLO Ltd., Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,000	3,021,438
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.493%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,734,497
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.865%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,507,623
Series 2018-55A, Class E, 9.415%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,986,640
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.615%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,039,158
Series 2015-41A, Class ER, 9.315%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,257,633
Series 2016-42A, Class ERR, 10.253%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,398,864
Eldridge CLO Ltd.:
Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,513,344
Series 2026-3A, Class E, 9.669%, (3 mo. SOFR + 5.95%), 3/31/38(1)(2)	2,000	2,027,710
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.729%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,000	997,500
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.045%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,577,090
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.129%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,386,103
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,128,760
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.353%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	674,549

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER4, 9.145%, (3 mo. SOFR + 5.50%), 7/22/40(1)(2)	$1,500	$ 1,504,677
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.71%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,600	2,527,377
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.552%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	2,951,283
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.729%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,280,800
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.579%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,474,600
Orion CLO Ltd., Series 2025-6A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	6,007,182
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.853%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	933,857
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.265%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	726,518
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.515%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	937,431
RAD CLO 30 Ltd., Series 2025-30A, Class D, 8.853%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	3,939,672
RR 25 Ltd., Series 2023-25A, Class DR2, 9.203%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	4,000	4,019,968
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.753%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,339,042
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.25%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	2,851,569
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.125%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,407,225
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.891%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,528,368
Series 2016-1A, Class DR, 9.891%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	1,931,595
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.115%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	$1,050	$ 899,449
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.159%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,006,290
Total Asset-Backed Securities (identified cost $157,082,304)		$ 149,587,043

Closed-End Funds — 0.2%

Security	Shares	Value
Invesco Senior Income Trust	312,981	$ 929,554
Nuveen Floating Rate Income Fund	988,895	7,624,380
Total Closed-End Funds (identified cost $8,522,417)		$ 8,553,934

Common Stocks — 1.3%

Security	Shares	Value
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(3)	342,076	$ 370,639
		$ 370,639
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(5)	132,992	$ 2,590,629
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	14,381,512
		$ 16,972,141
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(5)	50,519	$ 358,685
		$ 358,685
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	380,806	$ 0
Envision Parent, Inc.(3)(5)	953,838	17,717,541
		$ 17,717,541

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(5)	1,401,999	$ 11,975,175
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 11,975,175
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	130,462	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(3)(5)	107,065	$ 10,522,134
Par Health, Inc.(3)(5)	106,655	678,006
		$ 11,200,140
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,961	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	222,224	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $97,974,747)		$ 58,594,321

Corporate Bonds — 4.8%

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,491,194
		$ 2,491,194
Security	Principal Amount (000's omitted)	Value
Airlines — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)	$6,000	$ 5,911,624
WestJet An Alberta Partnership, 8.00%, 2/14/31(1)	5,875	5,792,588
		$ 11,704,212
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,148,836
		$ 5,148,836
Building and Development — 0.0%†
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	$324	$ 325,012
		$ 325,012
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,341,760
		$ 10,341,760
Chemicals — 0.4%
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	$19,575	$ 19,188,770
		$ 19,188,770
Commercial Services — 0.4%
Neptune Bidco U.S., Inc.:
9.29%, 4/15/29(1)	$10,450	$ 10,654,441
10.375%, 5/15/31(1)	8,440	8,843,888
		$ 19,498,329
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,837	$ 5,108,448
		$ 5,108,448
Diversified Telecommunication Services — 0.5%
Altice France SA, 9.50%, 11/1/29(1)	$17,149	$ 17,400,269
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,273,293
		$ 23,673,562
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,811,036
		$ 5,811,036

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$1,275	$ 1,219,486
		$ 1,219,486
Health Care — 0.1%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$2,530	$ 2,576,555
		$ 2,576,555
Health Care Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$4,725	$ 4,560,039
		$ 4,560,039
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	$6,475	$ 6,213,635
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	11,500	10,486,708
		$ 16,700,343
Internet & Direct Marketing Retail — 0.3%
Photo Holdings LLC, 12.00%, 7/1/31(1)	$10,875	$ 11,212,226
		$ 11,212,226
Machinery — 0.2%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$5,075	$ 5,117,249
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	2,525	2,478,385
		$ 7,595,634
Media — 0.3%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$1,625	$ 1,668,427
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	10,475	9,792,065
		$ 11,460,492
Pipelines — 0.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.875%, 6/1/34(1)	$3,650	$ 3,669,137
7.375%, 6/30/33(1)	1,570	1,606,512
		$ 5,275,649
Software — 0.8%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$10,000	$ 9,737,179
Security	Principal Amount (000's omitted)	Value
Software (continued)
Cloud Software Group LLC:
6.50%, 3/31/29(1)	$12,000	$ 11,736,217
9.00%, 9/30/29(1)	5,100	5,001,375
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,317,478
		$ 36,792,249
Technology — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(1)	$8,700	$ 9,231,091
		$ 9,231,091
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,486,388
		$ 3,486,388
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$675	$ 670,772
		$ 670,772
Total Corporate Bonds (identified cost $215,822,567)		$ 214,072,083

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Income Funds — 1.3%
Eaton Vance Floating-Rate ETF(6)	812,500	$ 39,284,375
Eldridge BBB-B CLO ETF	654,400	17,276,160
		$ 56,560,535
Total Exchange-Traded Funds (identified cost $58,067,346)		$ 56,560,535

Preferred Stocks — 0.3%

Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(4)(5)	1,578,200	$ 7,985,692
		$ 7,985,692
Software and Services — 0.0%†
Blackboard LLC, Series A(4)(5)	161,809	$ 2,941,688
		$ 2,941,688

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	109,603	$ 2,356,464
Series G1(5)	75,723	1,628,045
		$ 3,984,509
Total Preferred Stocks (identified cost $20,678,428)		$ 14,911,889

Senior Floating-Rate Loans — 116.8%(7)

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 3.3%
Aernnova Aerospace SAU, Term Loan, 6.547%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	8,550	$ 9,958,025
Air Comm Corp. LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31		17,951	17,978,885
Term Loan, 12/11/31(8)		627	627,648
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.118%, (6 mo. USD Term SOFR + 3.25%), 2/11/32		8,221	8,248,313
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32		13,549	13,553,310
Term Loan, 2/26/32(8)		1,572	1,572,071
Propulsion (BC) Finco SARL, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 12/1/32		2,309	2,321,555
TransDigm, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		36,704	36,751,379
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		26,354	26,418,094
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		8,209	8,229,373
VistaJet Malta Finance PLC, Term Loan, 7.475%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		21,941	22,011,731
			$ 147,670,384
Airlines — 0.3%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		13,491	$ 13,505,030
			$ 13,505,030
Apparel & Luxury Goods — 1.0%
Beach Acquisition Bidco LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 9/12/32		15,000	$ 15,088,292
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 5/21/32		28,056	$ 28,132,418
			$ 43,220,710
Auto Components — 1.7%
Adient U.S. LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		18,805	$ 18,836,623
Autokiniton U.S. Holdings, Inc., Term Loan, 7.845%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		6,235	6,240,904
Clarios Global LP:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 1/28/32	EUR	2,236	2,587,575
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		402	403,012
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/28/32		15,423	15,475,554
DexKo Global, Inc.:
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,156	3,579,767
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,149	2,437,575
Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		7,624	7,422,804
Term Loan, 8.823%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		1,309	1,276,098
RealTruck Group, Inc.:
Term Loan, 8.648%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		8,377	5,026,312
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31		5,924	6,099,105
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		8,771	5,269,924
			$ 74,655,253
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		7,231	$ 7,249,255
MajorDrive Holdings IV LLC:
Term Loan, 7.994%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,238	8,895,055
Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,434	1,374,820
			$ 17,519,130
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.494%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,304	$ 3,303,941

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,959	$ 19,795
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		6,410	6,443,181
			$ 9,766,917
Biotechnology — 0.8%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		8,404	$ 8,442,428
Alltech, Inc., Term Loan, 8.095%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		22,424	22,550,635
Grifols Worldwide Operations USA, Inc., Term Loan, 5.412%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	3,600	4,183,512
			$ 35,176,575
Broadline Retail — 1.0%
Peer Holding III BV:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	$ 8,755,689
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	4,434,771
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,296	14,351,334
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,543	18,605,207
			$ 46,147,001
Building Products — 0.1%
Gibraltar Industries, Inc., Term Loan, 5.914% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		6,208	$ 6,219,332
			$ 6,219,332
Capital Markets — 4.8%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		21,938	$ 22,053,721
Apex Group Treasury LLC, Term Loan, 7.153%, (3 mo. USD Term SOFR + 3.50%), 2/27/32		6,757	6,446,964
Aretec Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		10,742	10,776,359
Athena Holdco SAS, Term Loan, 4/15/31(9)	EUR	1,875	2,170,934
Citco Funding LLC, Term Loan, 5.823%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		8,408	8,409,263
Edelman Financial Center LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		18,316	18,413,149
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
EIG Management Co. LLC, Term Loan, 8.731%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	$ 4,609,540
FinCo I LLC, Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	37,984
Focus Financial Partners LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		18,703	18,484,073
Franklin Square Holdings LP, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,454	8,827,454
Guggenheim Partners LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		32,388	31,781,204
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,802	12,770,451
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33		6,850	6,899,937
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/22/31		10,176	10,136,303
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		17,058	17,108,925
NEXUS Buyer LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		8,527	8,278,423
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		13,352	13,296,530
Orion U.S. Finco, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,244	12,300,453
			$ 212,801,667
Chemicals — 2.5%
BASF Coatings:
Term Loan, 6.043%, (3 mo. EURIBOR + 3.75%), 6/29/33	EUR	5,575	$ 6,477,026
Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33		9,500	9,553,437
Charter NEX U.S., Inc., Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		25,887	25,950,080
Chemours Co., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		9,668	9,658,982
CP Iris HoldCo I, Inc.:
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		6,954	6,728,028
Term Loan, 10/27/32(8)		205	198,338
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		6,933	6,915,650
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		11,691	11,110,337
Minerals Technologies, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,378	6,377,875

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Nouryon Finance BV, Term Loan, 7.23%, (3 mo. USD Term SOFR + 3.50%), 7/8/31	7,250	$ 7,260,222
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	4,191	4,193,737
SCUR-Alpha 1503 GmbH, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	8,357	7,283,359
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	8,014	8,021,130
		$ 109,728,201
Commercial Services & Supplies — 5.1%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	26,866	$ 27,027,620
Allied Universal Holdco LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	42,002	42,163,619
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32	8,204	8,223,469
Anticimex International AB, Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.90%), 11/17/31	10,299	10,340,823
EnergySolutions LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	12,518	12,552,243
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	27,028	27,061,679
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	2,970	2,992,351
Geosyntec Consultants, Term Loan, 6.67% - 6.731%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	1,514	1,518,534
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	23,944	24,008,951
Harsco Corp., Term Loan, 6.095%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	677	676,820
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	9,025	9,081,406
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30	20,306	20,407,739
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31	27,482	27,565,284
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		5,370	$ 5,363,533
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		9,190	9,203,395
			$ 228,187,466
Construction Materials — 0.8%
Quikrete Holdings, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		12,464	$ 12,499,005
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	45,862
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,799	21,839,936
Smyrna Ready Mix Concrete LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,831	1,843,477
			$ 36,228,280
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.63%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	8,925	$ 10,400,699
Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		21,169	21,270,023
Term Loan, 8.231%, (1 mo. GBP SONIA + 4.50%), 8/30/32	GBP	1,500	2,041,296
			$ 33,712,018
Containers & Packaging — 2.9%
Altium Packaging LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,787	$ 8,433,124
Berlin Packaging LLC, Term Loan, 6.982% - 6.984%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		18,788	18,726,098
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		18,159	17,765,901
Pelican Products, Inc., Term Loan, 8.244%, (3 mo. USD Term SOFR + 4.25%), 12/29/28		6,821	6,600,924
Pregis TopCo Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 2/1/29		15,751	15,826,623
Proampac PG Borrower LLC, Term Loan, 7.666% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		24,975	24,485,865

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		31,100	$ 30,039,335
Trivium Packaging BV, Term Loan, 5.709%, (3 mo. EURIBOR + 3.25%), 5/28/30	EUR	7,175	8,257,302
			$ 130,135,172
Distributors — 0.8%
ADI Global Distribution Funding LLC, Term Loan, 7/1/33(9)		3,975	$ 3,984,957
Parts Europe SA, Term Loan, 4.985%, (3 mo. EURIBOR + 2.50%), 2/6/31	EUR	19,225	22,243,129
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(4)		549	330,296
Rubix Group Midco 3 Ltd., Term Loan, 5.734%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	8,000	9,252,736
			$ 35,811,118
Diversified Consumer Services — 2.1%
Ascend Learning LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,396	$ 15,241,194
Belron Finance 2019 LLC, Term Loan, 5.657%, (3 mo. USD Term SOFR + 2.00%), 10/16/31		4,913	4,915,578
Belron Finance U.S. LLC, Term Loan, 4.468%, (3 mo. EURIBOR + 2.25%), 10/16/31	EUR	11,250	13,026,189
Fugue Finance BV, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		24,706	24,696,407
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		6,699	6,531,170
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		14,578	14,579,423
Wand NewCo 3, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		12,603	12,647,635
			$ 91,637,596
Diversified Telecommunication Services — 0.6%
Altice France SA, Term Loan, 9.128%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,846	$ 4,868,770
Level 3 Financing, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/29/32		16,350	16,428,316
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,158,847
			$ 25,455,933
Borrower/Description	Principal Amount* (000's omitted)		Value
Electric Utilities — 0.7%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		29,867	$ 29,978,834
			$ 29,978,834
Electrical Equipment — 1.9%
Dynamo Newco II GmbH, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		12,011	$ 11,650,202
Finco Utilitas BV, Term Loan, 5.442%, (6 mo. EURIBOR + 2.95%), 9/27/30	EUR	7,700	8,961,698
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		24,831	24,939,367
Nvent Electric PLC, Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		11,208	11,262,426
PMI (US) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33		8,233	8,294,504
Term Loan, 3/16/33(8)		1,317	1,327,121
SGB-SMIT Midco GmbH, Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 3/12/33	EUR	6,675	7,743,767
WEC U.S. Holdings Ltd., Term Loan, 5.647%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		10,596	10,595,457
			$ 84,774,542
Electronic Equipment, Instruments & Components — 2.3%
Belden, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 7/1/33		12,125	$ 12,200,781
Chamberlain Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		27,440	27,508,484
Coreweave Compute Acquisition Co. VIII LLC, Term Loan, 3/31/32(9)		13,800	13,774,125
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,080	15,052,143
Ingram Micro, Inc., Term Loan, 5.927%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,843	1,853,187
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(4)		4,296	3,436,807
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(4)		16,279	13,022,998
Spectris PLC:
Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	3,350	3,892,991
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		5,448	5,479,385
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		9,244	8,778,856
			$ 104,999,757

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.6%
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31		26,141	$ 26,139,628
			$ 26,139,628
Engineering & Construction — 2.7%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		12,066	$ 12,125,940
Artera Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		10,410	9,231,873
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33		22,126	22,102,723
Term Loan, 4/25/33(8)		2,299	2,296,387
Brand Industrial Services, Inc., Term Loan, 8/1/30(9)		7,375	5,906,932
Construction Partners, Inc., Term Loan, 5.749%, (1 mo. USD Term SOFR + 2.00%), 11/3/31		8,577	8,588,132
Crown Subsea Communications Holding, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		6,484	6,517,569
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,194	12,224,924
New Arclin U.S. Holding Corp., Term Loan, 8.147%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		6,375	5,885,496
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,062	21,153,908
Trilon Group LLC:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.50%), 6/13/33		11,709	11,716,126
Term Loan, 7.323%, (3 mo. USD Term SOFR + 3.50%), 6/13/33(8)		641	641,592
			$ 118,391,602
Entertainment — 4.4%
City Football Group Ltd., Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 7/19/30		2,718	$ 2,717,726
Creative Artists Agency LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		16,304	16,312,028
Crown Finance U.S., Inc., Term Loan, 8.167%, (1 mo. USD Term SOFR + 4.50%), 12/2/31		5,375	5,402,439
Discovery Global Holdings, Inc.:
Term Loan, 4.691%, (1 mo. EURIBOR + 2.50%), 6/3/33	EUR	5,275	6,096,187
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/3/33		33,273	33,338,476
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
EOC Borrower LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		46,852	$ 47,056,727
MotoGP Sports Entertainment Group SL, Term Loan, 4.871%, (6 mo. EURIBOR + 2.25%), 8/18/32	EUR	2,725	3,158,249
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(9)		26,625	26,819,762
Playtika Holding Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		7,421	7,285,180
Pretzel Parent, Inc., Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		4,898	4,733,530
TKO Worldwide Holdings LLC, Term Loan, 5.413%, (3 mo. USD Term SOFR + 1.75%), 11/21/31		32,365	32,346,793
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		12,621	12,640,375
			$ 197,907,472
Financial Services — 1.4%
CPI Holdco B LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		14,987	$ 14,974,211
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,596	10,602,224
Nuvei Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		1,489	1,454,764
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		12,458	12,526,739
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		8,962	8,416,780
TMF Group Holding BV:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33		7,571	7,624,092
Term Loan, 5/30/33(9)	EUR	2,800	3,228,158
WEX, Inc., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,888	3,891,030
			$ 62,717,998
Food Products — 2.2%
CHG PPC Parent LLC, Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,054	$ 6,085,040
Del Monte Foods, Inc.:
Term Loan, 0.00%, 6/30/26(4)(10)		3,974	2,412,318
Term Loan, 0.00%, 8/2/28(4)(10)		1,360	0
Term Loan, 0.00%, 8/2/28(4)(10)		941	571,238
Term Loan - Second Lien, 0.00%, 8/2/28(4)(10)		6,459	0
Froneri Lux Finco SARL:
Term Loan, 6.204%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		8,509	8,472,214
Term Loan, 6.454%, (6 mo. USD Term SOFR + 2.50%), 9/30/32		10,547	10,506,130

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		11,333	$ 11,367,777
Monogram Food Solutions LLC, Term Loan, 7.345%, (1 mo. USD Term SOFR + 3.50%), 8/28/28		1,720	1,722,203
Newly Weds Foods, Inc., Term Loan, 5.974%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,821	12,852,551
Nomad Foods Europe Midco Ltd., Term Loan, 6.158%, (6 mo. USD Term SOFR + 2.50%), 10/29/32		13,890	13,820,899
PFI Lower Midco LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		8,557	8,613,177
Treehouse Foods, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		12,825	12,882,584
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	5,500	7,240,063
			$ 96,546,194
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		1,794	$ 1,794,117
			$ 1,794,117
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc.:
Term Loan, 6.482% - 6.50%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		11,113	$ 11,166,944
Term Loan, 6/24/32(9)		2,675	2,687,960
			$ 13,854,904
Health Care Equipment & Supplies — 1.3%
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		25,683	$ 25,799,057
Hologic, Inc.:
Term Loan, 5.053%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,850	2,139,108
Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		21,140	20,814,867
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		9,698	9,692,167
			$ 58,445,199
Health Care Providers & Services — 6.6%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33		8,303	$ 8,323,877
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (3 mo. USD Term SOFR + 8.00%, 6 mo. USD Term SOFR + 8.00%), 6/28/29(4)(8)		2,435	$ 2,435,468
Term Loan, 11.732%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(4)		2,408	919,959
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(4)		1,930	0
Ensemble RCM LLC, Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		14,400	14,364,000
ExamWorks BidCo, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		10,850	10,901,720
Global Medical Response, Inc., Term Loan, 6.917%, (1 mo. USD Term SOFR + 3.25%), 10/1/32		17,162	17,251,120
Hanger, Inc.:
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,626	15,746,771
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		2,026	2,041,915
Heartland Dental LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 8/25/32		13,256	13,289,765
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32		17,590	17,628,522
MDVIP, Inc., Term Loan, 6.474%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		8,658	8,674,639
MED ParentCo LP, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		22,236	22,301,697
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30		9,056	1,147,061
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30		2,704	1,897,463
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30		7,870	5,331,807
Term Loan, 10.923%, (3 mo. USD Term SOFR + 7.00%), 11/3/31		4,608	675,782
Mehilainen Yhtiot OYJ, Term Loan, 5.191%, (3 mo. EURIBOR + 2.90%), 8/5/31	EUR	11,575	13,447,083
Midwest Physician Administrative Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 3/12/31		10,467	10,250,146
National Mentor Holdings, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		14,437	14,581,725
Pacific Dental Services LLC, Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 3/15/31		15,259	15,284,148
Phoenix Guarantor, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/21/31		21,688	21,721,867

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32		15,116	$ 15,171,583
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31		15,632	15,643,230
Raven Acquisition Holdings LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		12,842	12,781,282
Term Loan, 11/19/31(8)		929	924,505
Select Medical Corp.:
Term Loan, 6.451%, (1 mo. USD Term SOFR + 2.72%), 12/3/31		11,689	11,693,903
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/3/31		11,225	11,267,094
U.S. Anesthesia Partners, Inc., Term Loan, 7.761%, (1 mo. USD Term SOFR + 4.00%), 10/2/28		8,243	8,267,731
			$ 293,965,863
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32		29,023	$ 28,862,735
Cotiviti Corp.:
Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,388	17,298,915
Term Loan - Second Lien, 6.397%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,626	4,333,039
Imprivata, Inc., Term Loan, 7.484%, (3 mo. USD Term SOFR + 3.75%), 11/30/29		4,400	4,427,038
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		19,775	19,704,184
Project Ruby Ultimate Parent Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,358	17,364,040
			$ 91,989,951
Hotels, Restaurants & Leisure — 5.9%
Allwyn Entertainment Financing U.S. LLC, Term Loan, 6.323%, (3 mo. USD Term SOFR + 2.50%), 11/24/32		4,339	$ 4,304,412
Arcis Golf LLC, Term Loan, 8/5/33(9)		3,350	3,350,000
Betclic Everest Group:
Term Loan, 4.734%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	5,725	6,619,674
Term Loan, 5.234%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	5,550	6,425,197
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31		10,675	10,715,031
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		13,586	$ 12,980,033
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		19,070	19,320,430
Fertitta Entertainment LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		14,013	14,033,745
Flugo BidCo AB, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	13,522	15,341,970
Flutter Financing BV, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		14,913	14,804,683
Gaia Purchaser, Inc., Term Loan, 6/25/33(9)		22,750	22,750,000
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.791%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	5,382	6,282,901
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,050	3,053,765
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		15,425	14,929,749
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		28,334	28,420,847
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		10,618	10,195,745
Pioneer Opco LLC, Term Loan, 6.999%, (1 mo. USD Term SOFR + 3.25%), 5/16/33		9,500	9,567,023
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		18,944	18,856,856
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		15,761	15,701,398
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		24,867	24,933,970
			$ 262,587,429
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 10.488%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		18,912	$ 14,704,008
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,202	12,145,805
Serta Simmons Bedding LLC, Term Loan, 11.348%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,206	2,200,142
Somnigroup International, Inc., Term Loan, 5.89%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		6,888	6,935,933
			$ 35,985,888

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		10,497	$ 10,520,915
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		17,961	18,048,267
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,188	1,193,912
			$ 29,763,094
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.291%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,603	$ 7,249,993
			$ 7,249,993
Insurance — 6.5%
Acrisure LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		25,599	$ 23,499,489
Alera Group, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		18,569	18,095,495
Alliant Holdings Intermediate LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		41,366	41,249,727
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		16,508	16,386,438
Broadstreet Partners, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		33,883	33,371,678
CFC Bidco 2022 Ltd., Term Loan, 7.234%, (3 mo. USD Term SOFR + 3.50%), 7/1/32		6,808	6,524,244
HUB International Ltd., Term Loan, 5.984%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		34,972	35,029,608
IMA Financial Group, Inc., Term Loan, 6.749%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,787	18,822,183
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		7,575	7,427,288
Ryan Specialty Group LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		9,519	9,531,327
Siaci Saint Honore, Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	13,425	15,489,551
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32		19,691	17,525,282
Truist Insurance Holdings LLC:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,581,392
Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,283,561
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		7,769	$ 7,770,147
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,653	16,651,108
			$ 290,238,518
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/16/30		11,124	$ 11,210,153
Arches Buyer, Inc., Term Loan, 7.081%, (1 mo. USD Term SOFR + 3.25%), 8/4/31		7,589	7,593,933
Foundational Education Group, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		3,458	3,212,054
			$ 22,016,140
IT Services — 3.1%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31		8,971	$ 8,904,229
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		16,392	15,397,915
Term Loan - Second Lien, 9.334%, (3 mo. USD Term SOFR + 5.25%), 1/20/29		1,717	1,707,166
Aurora Lux Finco SARL, Term Loan, 8.982%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		13,283	11,501,036
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		23,232	23,072,032
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,278	6,829,656
Newfold Digital Holdings Group, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.60%), 4/30/29		5,724	4,643,648
Nielsen Consumer, Inc.:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	3,800	4,398,161
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		3,626	3,572,040
Peraton Corp., Term Loan, 7.673%, (3 mo. USD Term SOFR + 3.75%), 2/1/28		6,309	5,758,890
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		3,084	2,432,807
Sedgwick Claims Management Services, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,633	37,422,983
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		5,009	4,976,543

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Trio Bidco, Inc.: (continued)
Term Loan, 10/29/32(8)		529	$ 525,159
Virtusa Corp., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		6,743	6,107,823
			$ 137,250,088
Leisure Products — 1.1%
Accell Group NV, Term Loan, 0.00%, 5/31/30(10)	EUR	710	$ 143,273
GSM Holdings, Inc., Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,778	9,824,971
Hayward Industries, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 6/23/33		8,886	8,894,593
Recess Holdings, Inc., Term Loan, 7.56%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		31,969	31,969,627
Sprint Holdco BV:
Term Loan, 0.00%, 5/31/30(10)	EUR	649	7,575
Term Loan - Second Lien, 0.00%, 6/30/31(10)	EUR	373	1,076
Sprint MidCo BV, Term Loan - Second Lien, 0.00%, 6/30/31(10)	EUR	437	1,888
			$ 50,843,003
Life Sciences Tools & Services — 1.5%
Loire Finco Luxembourg SARL:
Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	6,030	$ 7,027,374
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,399	3,417,371
Normec 1 BV, Term Loan, 5.441%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	4,500	5,192,418
Parexel International Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/12/31		14,827	14,870,211
Sotera Health Holdings LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/30/31		22,124	22,227,372
Star Parent, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 9/27/30		13,040	13,103,143
			$ 65,837,889
Machinery — 7.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/31/31		10,875	$ 10,929,364
AI Aqua Merger Sub, Inc., Term Loan, 6.152%, (3 mo. USD Term SOFR + 2.50%), 7/5/33		27,494	27,532,368
Apex Tool Group LLC, Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		607	225,769
Astro Acquisition LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/30/32		8,055	8,085,058
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Barnes Group, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		13,993	$ 14,034,272
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33		5,925	5,960,550
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		11,022	10,977,624
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		14,714	14,658,789
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		9,818	9,852,651
Conair Holdings LLC, Term Loan, 7.595%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		15,713	13,611,702
Cube Industrials Buyer, Inc., Term Loan, 6.741%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,674	5,705,970
Delachaux Group SA, Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 4/16/32	EUR	4,945	5,743,226
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,677	6,683,535
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		5,082	5,088,109
Engineered Machinery Holdings, Inc.:
Term Loan, 5.412%, (3 mo. EURIBOR + 3.00%), 11/26/32	EUR	11,640	13,466,690
Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		21,996	22,089,650
Filtration Group Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		2,860	2,865,034
Form Technologies LLC, Term Loan, 9.484%, (3 mo. USD Term SOFR + 5.75%), 7/19/30		8,714	8,545,407
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		8,291	8,344,324
Illuminate Buyer LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/31/29		4,962	4,935,573
INNIO Group Holding GmbH, Term Loan, 4.248%, (3 mo. EURIBOR + 2.00%), 11/2/31	EUR	2,222	2,563,059
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		12,653	12,568,454
LSF12 Helix Parent LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		19,846	19,658,069
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33		21,700	21,695,552
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.191%, (1 mo. EURIBOR + 3.00%), 11/22/29	EUR	2,475	2,869,743
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/22/29		22,853	22,894,890
TK Elevator Midco GmbH:
Term Loan, 5.678%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	11,450	13,301,932

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Midco GmbH: (continued)
Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		46,489	$ 46,729,630
			$ 341,616,994
Marine Transportation — 0.2%
Boluda Towage SL:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 6/30/33	EUR	5,575	$ 6,471,722
Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.50%), 6/30/33		2,095	2,107,193
			$ 8,578,915
Media — 1.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,752	$ 7,762,263
Charter Communications Operating LLC, Term Loan, 5.975%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,018	6,767,648
DirecTV Financing LLC, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 2/17/31		5,788	5,825,743
E.W. Scripps Co., Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		3,325	3,332,415
Emerald Expositions Holding, Inc.:
Term Loan, 7/14/33(9)		5,346	5,346,009
Term Loan, 7/14/33(9)		554	553,991
Fleet U.S. Bidco, Inc., Term Loan, 6.479%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		10,409	10,460,943
Nexstar Media, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		14,662	14,664,058
Univision Communications, Inc., Term Loan, 7.095%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		5,013	4,970,384
WH Borrower LLC, Term Loan, 8.142%, (3 mo. USD Term SOFR + 4.50%), 2/20/32		4,889	4,916,547
			$ 64,600,001
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		3,242	$ 3,276,088
Arsenal AIC Parent LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,582	10,637,217
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Wireco Worldgroup, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		2,546	$ 2,545,003
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		28,092	28,124,980
			$ 44,583,288
Oil, Gas & Consumable Fuels — 2.4%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33		35,012	$ 35,190,292
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33		7,315	7,323,813
Liquid Tech Solutions LLC:
Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/12/32		1,493	1,487,359
Term Loan, 10/12/32(8)		24	23,508
Matador Bidco SARL, Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		28,922	29,066,929
Natgasoline LLC, Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		6,733	6,816,973
Oxbow Carbon LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		8,550	8,611,215
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		19,050	19,203,257
			$ 107,723,346
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		8,962	$ 8,603,092
			$ 8,603,092
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/2/32		8,585	$ 8,624,070
Term Loan, 8/1/32(9)		14,590	14,656,092
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		14,925	14,517,460
Ceva Sante Animale:
Term Loan, 5.291%, (3 mo. EURIBOR + 3.00%), 11/12/30	EUR	4,775	5,564,051
Term Loan, 6.393%, (3 mo. USD Term SOFR + 2.75%), 11/12/30		8,111	8,150,466
Jazz Financing Lux SARL, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,092	17,157,919

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, Term Loan, 5.446%, (3 mo. EURIBOR + 3.25%), 12/9/32	EUR	8,700	$ 10,006,771
Padagis LLC, Term Loan, 8.742%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		9,083	8,742,310
Recipharm AB:
Term Loan, 5.264%, (3 mo. EURIBOR + 3.03%), 2/17/28	EUR	3,275	3,798,583
Term Loan, 8/8/33(9)	EUR	4,375	5,073,409
			$ 96,291,131
Professional Services — 5.0%
AAL Delaware Holdco, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/30/31		20,039	$ 20,141,355
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		11,239	11,294,964
APFS Staffing Holdings, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,499	3,166,470
Citrin Cooperman Advisors LLC:
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		10,748	10,564,742
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32(8)		2,345	2,275,091
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		12,228	12,014,375
Term Loan, 3/31/32(8)		710	697,447
CoreLogic, Inc., Term Loan, 7.974%, (1 mo. USD Term SOFR + 4.25%), 7/25/31		13,000	12,509,770
Corporation Service Co., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		11,324	11,333,345
EAB Global, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		9,790	8,665,326
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		6,856	6,853,183
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	8,275	9,643,702
Grant Thornton Advisors LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		31,892	30,134,848
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		10,150	10,228,662
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		2,901	2,394,176
iSolved, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		9,114	8,639,212
Mermaid Bidco, Inc., Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,184	21,934,309
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		9,978	$ 9,933,664
PHM Group Holding OYJ, Term Loan, 5.821%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,604,129
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 4.984%, (3 mo. EURIBOR + 2.75%), 7/15/32	EUR	8,575	9,911,596
Trans Union LLC:
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		4,876	4,869,418
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,749	6,737,200
			$ 221,546,984
Real Estate Management & Development — 1.2%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/13/33		6,788	$ 6,799,277
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		8,933	8,957,829
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33		8,450	8,207,062
Greystar Real Estate Partners LLC, Term Loan, 5.917%, (3 mo. USD Term SOFR + 2.25%), 8/21/30		15,503	15,522,217
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32		14,079	13,897,416
			$ 53,383,801
Road & Rail — 1.2%
Avis Budget Car Rental LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		18,747	$ 18,606,469
First Student Bidco, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		11,070	11,096,226
Term Loan, 8/15/30(9)		460	461,264
Hertz Corp.:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,129	3,897,246
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		5,879	3,251,766
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	645,087
Kenan Advantage Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,400	16,451,663
			$ 54,409,721

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(10)		4,374	$ 240,575
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 7/20/26		193	193,215
Term Loan, 7/20/26(8)		140	139,505
MaxLinear, Inc., Term Loan, 6.104%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,225,625
			$ 3,798,920
Software — 11.5%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		23,964	$ 23,597,146
Bending Spoons U.S., Inc., Term Loan, 9.292%, (1 mo. USD Term SOFR + 5.88%), 3/7/31		8,893	8,948,870
Boxer Parent Co., Inc.:
Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31		25,823	23,584,829
Term Loan - Second Lien, 9.573%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		732	661,569
Calabrio, Inc., Term Loan, 7.666%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		12,369	9,633,596
Cegid Group SAS:
Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,125,952
Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	5,900,684
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		12,027	10,805,715
Cloudera, Inc.:
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		19,500	17,318,604
Term Loan - Second Lien, 9.831%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,167,532
Clover Holdings 2 LLC, Term Loan, 7.426%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		14,862	14,583,215
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(9)		5,800	5,812,702
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		24,975	23,293,558
Delta TopCo, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		12,974	12,452,276
Dragon Buyer, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,085	868,760
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		6,131	5,857,536
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		24,108	23,046,147
Epicor Software Corp., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		24,082	23,034,901
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Finastra USA, Inc., Term Loan, 7.746%, (6 mo. USD Term SOFR + 4.00%), 9/15/32		5,841	$ 5,620,330
Gen Digital, Inc., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		9,282	9,208,883
IGT Holding IV AB:
Term Loan, 5.191%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,394,360
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,627	1,619,299
Marcel LUX IV SARL:
Term Loan, 5.768%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	6,275	7,227,006
Term Loan, 6.62%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		20,835	20,496,437
McAfee LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,866	27,097,901
MIS Acquisition LLC, Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 4/22/31		13,650	12,617,719
Mosel Bidco SE, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,549,538
N-Able International Holdings II LLC, Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		2,587	2,528,793
OceanKey (U.S.) II Corp., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		7,553	7,291,360
OID-OL Intermediate I LLC, Term Loan, 9.823%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,166,615
Open Text Corp., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		4,611	4,575,078
Polaris Newco LLC:
Term Loan, 6.459%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	11,898	12,082,353
Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		7,132	6,382,059
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		14,089	11,052,973
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		29,228	28,655,204
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		11,048	10,870,143
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		18,601	17,838,365
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,382	5,194,720
Rocket Software, Inc., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,603	9,269,920

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	$ 11,412,835
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,056	2,710,689
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		2,468	2,196,836
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,867	1,667,057
SkillSoft Corp., Term Loan, 9.095%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,474	7,397,414
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		17,229	13,524,534
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31		29,849	28,698,242
Vision Solutions, Inc., Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,812	14,410,029
			$ 512,450,284
Specialty Retail — 1.6%
Apro LLC, Term Loan, 7.425%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		7,590	$ 7,611,975
Boels Topholding BV, Term Loan, 4.629%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	136	157,427
CD&R Firefly Bidco Ltd., Term Loan, 8.231%, (1 day GBP SONIA + 4.50%), 7/3/31	GBP	3,900	5,293,468
Great Outdoors Group LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,374	19,489,460
Harbor Freight Tools USA, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		20,787	20,793,575
Mavis Tire Express Services Corp.:
Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		9,684	9,679,193
Term Loan, 6.92%, (6 mo. USD Term SOFR + 3.25%), 5/6/33		2,190	2,188,774
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		5,752	5,708,492
			$ 70,922,364
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33		13,905	$ 13,882,196
			$ 13,882,196
Trading Companies & Distributors — 3.5%
BCPE Empire Holdings, Inc., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		14,389	$ 14,249,581
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
CD&R Hydra Buyer, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		20,445	$ 20,550,175
Core & Main LP, Term Loan, 5.656%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		12,687	12,715,706
DXP Enterprises, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		13,913	13,996,814
Park River Holdings, Inc., Term Loan, 3/15/31(9)		1,675	1,678,057
Quimper AB, Term Loan, 5.292%, (3 mo. EURIBOR + 2.98%), 3/31/30	EUR	9,600	11,123,043
Ramudden Global Group GmbH, Term Loan, 5.441%, (1 mo. EURIBOR + 3.25%), 5/20/33	EUR	17,747	20,640,219
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		4,263	4,395,378
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		13,663	10,164,495
White Cap Buyer LLC:
Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,088	17,090,043
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		16,700	16,686,056
Windsor Holdings III LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,106	15,156,680
			$ 158,446,247
Transportation Infrastructure — 1.4%
Brown Group Holding LLC:
Term Loan, 6.166% - 6.231%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		14,924	$ 14,977,284
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,104	17,168,294
Carrix, Inc.:
Term Loan, 7/27/33(9)		13,958	13,940,885
Term Loan, 7/27/33(8)		2,792	2,788,177
KKR Apple Bidco LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,493	15,548,875
			$ 64,423,515
Total Senior Floating-Rate Loans (identified cost $5,302,606,226)			$5,206,116,685

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(12)	$5,407	$ 5,381,055
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,480,998)		$ 5,381,055

Warrants — 0.0%

Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(13)	113,414,006	$ 113,414,006
Total Short-Term Investments (identified cost $113,414,006)		$ 113,414,006
Total Investments — 130.8% (identified cost $5,979,649,039)		$5,827,191,551
Less Unfunded Loan Commitments — (0.2)%		$ (11,005,589)
Net Investments — 130.6% (identified cost $5,968,643,450)		$5,816,185,962
Other Assets, Less Liabilities — (30.6)%		$(1,360,734,860)
Net Assets — 100.0%		$4,455,451,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $363,659,126 or 8.2% of the Portfolio's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Non-income producing security.
(6)	Affiliated company.
(7)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$10,653,003.

(9)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(10)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)	Fixed-rate loan.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	212,256,967	EUR	185,407,318	Standard Chartered Bank	8/4/26	$ —	$(1,545,450)
GBP	2,500,000	USD	3,366,464	Citibank, N.A.	8/28/26	2,836	—
USD	23,684,547	GBP	17,679,413	Standard Chartered Bank	8/28/26	—	(142,353)
USD	5,386,710	GBP	4,000,000	State Street Bank and Trust Company	8/28/26	—	(4,171)
USD	134,530,056	EUR	115,426,794	Deutsche Bank AG	8/31/26	1,283,190	—
USD	3,498,142	EUR	3,000,000	State Street Bank and Trust Company	8/31/26	34,990	—
USD	5,788,096	EUR	5,000,000	State Street Bank and Trust Company	8/31/26	16,176	—
USD	213,562,736	EUR	185,407,318	Standard Chartered Bank	9/2/26	—	(485,563)
GBP	8,000,000	USD	10,556,607	Standard Chartered Bank	9/30/26	225,209	—
USD	94,134,137	EUR	82,388,099	State Street Bank and Trust Company	9/30/26	—	(1,085,646)
						$1,562,401	$(3,263,183)

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$136,397	5.00% (pays quarterly)(4)	3.13%	6/20/31	$10,983,731	$(8,759,261)	$2,224,470
Total	$136,397				$10,983,731	$(8,759,261)	$2,224,470

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	6.01%	10/10/29	$(50,829)	$ —	$(50,829)
Total		$5,000				$(50,829)	$ —	$(50,829)

(1)
If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $141,397,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $152,698,381, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$38,215,575	$ 1,958,400	$ —	$ —	$(889,600)	$ 39,284,375	$1,911,515	812,500
Short-Term Investments
Liquidity Fund, Institutional Class(1)	79,554,679	1,591,409,293	(1,557,549,966)	—	—	113,414,006	2,636,155	113,414,006
Total				$ —	$(889,600)	$152,698,381	$4,547,670

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$149,587,043	$ —	$149,587,043
Closed-End Funds	8,553,934	—	—	8,553,934
Common Stocks	358,685	43,854,124	14,381,512	58,594,321
Corporate Bonds	—	214,072,083	—	214,072,083
Exchange-Traded Funds	56,560,535	—	—	56,560,535
Preferred Stocks	—	3,984,509	10,927,380	14,911,889
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,171,982,012	23,129,084	5,195,111,096
U.S. Government Agency Mortgage-Backed Securities	—	5,381,055	—	5,381,055
Warrants	—	—	0	0
Short-Term Investments	113,414,006	—	—	113,414,006
Total Investments	$178,887,160	$5,588,860,826	$48,437,976	$5,816,185,962
Forward Foreign Currency Exchange Contracts	$ —	$1,562,401	$ —	$1,562,401
Swap Contracts	—	10,983,731	—	10,983,731
Total	$178,887,160	$5,601,406,958	$48,437,976	$5,828,732,094
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(3,263,183)	$ —	$(3,263,183)
Swap Contracts	—	(50,829)	—	(50,829)
Total	$ —	$(3,314,012)	$ —	$(3,314,012)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.